RISK MANAGEMENT - Credit Loss Allowance (Details) - Trade receivables - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Write-offs	$ 7	$ 55	$ 34	$ 127
Credit loss allowance
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the period	1,773	1,971	1,816	1,664
Movements in credit loss allowance	(75)	87	(20)	344
Write-offs	(184)	(11)	(234)	(52)
Translation effect	(4)	129	(52)	220
Balance at the end of the period	$ 1,510	$ 2,176	$ 1,510	$ 2,176